Schedule of Preliminary Purchase Price (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	Apr. 02, 2022	Apr. 01, 2022	Jul. 15, 2021	Jun. 04, 2021
Athlon Holdings, Inc. [Member]
Asset Acquisition [Line Items]
Cash	$ 12,085
Common stock	3,141
Deferred cash payments, as discounted	628
Total purchase consideration	15,854
Cash (including $35 of transaction related costs)	11,840	$ 12,085
Restricted stock	3,141	3,141
Total purchase consideration	$ 15,854	$ 15,854
College Spun Media Incorporated [Member]
Asset Acquisition [Line Items]
Cash				$ 10,830
Deferred cash payments				905
Total purchase consideration				$ 11,735
Fulltime Fantasy Sports LLC [Member]
Asset Acquisition [Line Items]
Deferred cash payments			$ 419
Cash (including $35 of transaction related costs)			335
Restricted stock			168
Deferred restricted stock			335
Total purchase consideration			$ 1,257